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                              SEPARATE ACCOUNT VA-K
                         (ALLMERICA IMMEDIATE ADVANTAGE)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

             SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED
                               DECEMBER 10, 1999

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On page 5 of the Statement of Additional Information, the first paragraph of the section entitled Exchange Offer is amended to read as follows:

The Company may from time to time permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3029-99 or state variations thereof ("new contract"). The Company reserves the right to suspend this exchange offer at any time. While the exchange offer is NOT currently available, the following describes the terms of the offer and a comparison of the Allmerica Immediate Advantage contract to the contracts to which the exchange offer applies.

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SUPPLEMENT DATED JANUARY 26, 2000